Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	$ 60,686,136	$ 11,736,326
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(7,827,654)	(3,193,086)
Amortization of deferred charges	166,993	98,560
Share-based compensation	431,502	57,850
Unrealized gain on derivatives	(2,410,656)	(473,647)
Amortization of fair value of below market time charters acquired	(3,063,787)	0
Loss on sale of vessel	0	9,417
Changes in operating assets and liabilities	399,823	(511,343)
Net cash provided by operating activities	64,037,665	14,110,249
Cash flows from investing activities:
Cash paid for vessels under construction	(30,161,477)	0
Cash paid for vessel acquisitions and capitalized expenses	(36,504,636)	0
Cash paid for vessel improvements	(580,791)	(225,136)
Net cash used in investing activities	(67,246,904)	(225,136)
Cash flows from financing activities:
Redemption of Series B preferred shares	0	(2,000,000)
Proceeds from issuance of common stock, net of commissions paid	0	743,553
Cash paid for share repurchase	(346,836)	0
Preferred dividends paid	0	(91,608)
Dividends paid	(3,615,388)	0
Repayment of long-term bank loans	(13,770,921)	(5,270,920)
Repayment of related party loan	0	(2,500,000)
Offering expenses paid	(27,838)	(60,357)
Net cash used in financing activities	(17,760,983)	(9,179,332)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(20,970,222)	4,705,781
Cash, cash equivalents and restricted cash at beginning of period	31,498,229	6,338,177
Cash, cash equivalents and restricted cash at end of period	10,528,007	11,043,958
Cash breakdown
Cash and cash equivalents	4,952,773	8,267,771
Restricted cash, current	175,234	876,187
Restricted cash, long term	5,400,000	1,900,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 10,528,007	$ 11,043,958